UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-06071

DWS Institutional Funds

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154-0004

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 03/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2008 (Unaudited)

DWS EAFE® Equity Index Fund

	Shares	Value ($)

Common Stocks 96.3%
Australia 6.1%
ABC Learning Centres Ltd.	14,535	18,681
AGL Energy Ltd.	14,941	151,090
Alumina Ltd.	39,127	201,000
Amcor Ltd.	28,976	189,667
AMP Ltd.	61,514	442,878
Ansell Ltd.	2,546	27,112
Aristocrat Leisure Ltd.	11,798	103,828
Asciano Group	18,776	68,917
ASX Ltd.	6,107	209,803
Australia & New Zealand Banking Group Ltd.	63,201	1,307,901
AXA Asia Pacific Holdings Ltd.	25,507	128,708

Babcock & Brown Ltd.	7,127	96,717
Bendigo Bank Ltd.	6,301	68,773
BHP Billiton Ltd.	111,831	3,674,248
Billabong International Ltd.	3,349	40,002
BlueScope Steel Ltd.	26,851	244,665
Boart Longyear Group*	30,333	50,913
Boral Ltd.	20,006	114,743
Brambles Ltd.	46,478	425,244
Caltex Australia Ltd.	3,811	45,433
CFS Retail Property Trust (REIT)	1,265	2,566
CFS Retail Property Trust (Unit)	49,764	98,690
Coca-Cola Amatil Ltd.	19,794	153,763
Cochlear Ltd.	1,919	96,428
Commonwealth Bank of Australia	44,070	1,691,047
Commonwealth Property Office Fund	53,396	65,113
Computershare Ltd.	14,173	113,748
Crown Ltd.*	16,216	155,966
CSL Ltd.	19,065	643,101
CSR Ltd.	31,897	93,562
Dexus Property Group	84,240	131,113
Downer EDI Ltd.	6,093	35,094
Fairfax Media Ltd.	42,249	134,391
Fortescue Metals Group Ltd.*	44,224	264,780
Foster's Group Ltd.	66,132	309,443
Futuris Corp., Ltd.	20,440	35,472
Goodman Fielder Ltd.	5,658	9,324
Goodman Group (REIT)	47,521	188,267
GPT Group (REIT)	68,973	207,406
Harvey Norman Holdings Ltd.	16,119	57,792
Iluka Resources Ltd.	2,579	10,960
Incitec Pivot Ltd.	1,454	187,157
ING Industrial Fund (REIT)	36,350	70,759
Insurance Australia Group Ltd.	60,702	203,040
Leighton Holdings Ltd.	4,676	183,796
Lend Lease Corp., Ltd.	12,613	153,217
Lion Nathan Ltd.	12,132	97,015
Macquarie Airports	24,810	74,173
Macquarie Communications Infrastructure Group	9,299	35,819
Macquarie Group Ltd.	8,894	432,231
Macquarie Infrastructure Group (Unit)	87,106	223,501
Macquarie Office Trust (REIT)	42,116	35,026
Mirvac Group	34,399	127,587
National Australia Bank Ltd.	53,776	1,489,123
Newcrest Mining Ltd.	15,718	480,428
Onesteel Ltd.	19,708	115,350
Orica Ltd.	10,715	286,101
Origin Energy Ltd.	29,336	246,083
Oxiana Ltd.	37,326	109,049
Pacific Brands Ltd.	8,016	14,798
Paladin Energy Ltd.*	15,203	71,182
Paperlinx Ltd.	8,341	21,016
Perpetual Ltd.	1,300	63,978
Qantas Airways Ltd.	28,624	103,098
QBE Insurance Group Ltd.	29,226	594,881
Rio Tinto Ltd.	9,686	1,083,170

Santos Ltd.	19,079	255,306
Sims Group Ltd.	3,511	96,103
Sonic Healthcare Ltd.	10,815	136,223
St. George Bank Ltd.	8,001	188,725
Stockland (REIT)	49,061	314,406
Suncorp-Metway Ltd.	30,346	358,192
TABCORP Holding Ltd.	17,223	222,722
Tatts Group Ltd.	31,041	98,722
Telstra Corp., Ltd.	102,847	414,466
Telstra Corp., Ltd. (Installment Receipt)	46,882	120,799
Toll Holdings Ltd.	18,996	173,952
Transurban Group (Unit)	35,540	211,120
Wesfarmers Ltd.	18,200	668,094
Wesfarmers Ltd. (PPS)	5,865	216,638
Westfield Group (REIT)	57,350	936,507
Westpac Banking Corp., Ltd.	63,039	1,373,813
Woodside Petroleum Ltd.	15,643	778,632
Woolworths Ltd.	39,652	1,053,587
WorleyParsons Ltd.	5,139	157,843
Zinifex Ltd.	15,151	138,840

(Cost $13,699,782)		26,524,617
Austria 0.6%
Andritz AG	1,080	59,508
BWIN Interactive Entertainment AG*	560	18,471
Erste Bank der oesterreichischen Sparkassen AG	6,514	423,928
Flughafen Wien AG	250	30,130
Immoeast AG*	13,270	127,773
Immofinanz Immobilien Anlagen AG	16,045	173,787
Mayr-Melnhof Karton AG	300	30,324
Oesterreichische Elektrizitaetswirtschafts AG "A"	2,600	185,491
OMV AG	5,840	385,890
Raiffeisen International Bank-Holding AG	1,760	240,919
RHI AG*	560	22,550
Telekom Austria AG	11,667	241,438
Vienna Insurance Group	830	63,604
voestalpine AG	3,800	264,819
Wienerberger AG	2,560	136,695

(Cost $1,473,093)		2,405,327
Belgium 1.3%
Agfa Gevaert NV	2,856	22,375
Barco NV	214	15,347
Bekaert NV	224	32,591
Belgacom SA	5,610	248,393
Cofinimmo	119	25,757
Colruyt SA	515	132,973
Compagnie Maritime Belge SA	570	38,426
Compagnie Nationale a Portefeuille	339	25,819
Delhaize Group	3,167	249,004
Dexia SA	17,207	490,223
Euronav SA	830	31,580
Fortis	72,952	1,834,174
Fortis (VVPR Strip)*	27,966	442
Groupe Bruxelles Lambert SA	2,816	343,562
InBev NV	6,382	562,676

KBC Ancora	267	27,462
KBC Groep NV	5,690	737,726
Mobistar SA	744	67,414
Omega Pharma SA	424	19,652
SA D'Ieteren NV	90	32,041
Solvay SA	2,149	274,834
UCB SA	3,721	129,473
Umicore	4,195	218,821

(Cost $3,715,262)		5,560,765
Bermuda 0.1%
Frontline Ltd.	900	41,198
Seadrill Ltd.	8,600	231,527

(Cost $138,997)		272,725
China 0.1%
Fosun International*	35,000	23,591
Shui On Land Ltd.	41,000	38,825
Tencent Holdings Ltd.	32,000	181,751
Tingyi (Cayman Islands) Holding Corp.	44,000	58,305

(Cost $282,233)		302,472
Denmark 1.0%
A P Moller-Maersk AS "A"	8	88,722
A P Moller-Maersk AS "B"	38	424,672
Bang & Olufsen AS "B"	261	16,319
Carlsberg AS "B"	1,150	147,124
Coloplast AS "B"	812	74,219
Dampskibsselskabet Torm AS	870	25,829
Danisco AS	1,655	120,936
Danske Bank AS	16,047	593,007
DSV AS	6,480	141,972
FLSmidth & Co. AS	1,799	178,437
GN Store Nord AS*	4,207	21,039
H. Lundbeck AS	939	23,482
Jyske Bank AS (Registered)*	1,992	133,932
NKT Holding AS	400	28,856
Novo Nordisk AS "B"	16,614	1,136,815
Novozymes AS "B"	1,560	146,067
Ostasiatiske Kompagni	461	40,374
Rockwool International AS "B"	169	28,246
Sydbank AS	1,965	71,552
Topdanmark AS*	613	102,986
Trygvesta AS	910	80,045
Vestas Wind Systems AS*	6,324	692,055
William Demant Holding AS*	765	61,221

(Cost $1,658,167)		4,377,907
Finland 1.8%
Amer Sports Oyj	2,100	42,296
Cargotec Corp. "B"	1,200	58,978
Elisa Oyj	5,062	126,407
Fortum Oyj	14,625	595,841
KCI Konecranes Oyj	900	34,707
Kesko Oyj "B"	2,433	125,775
Kone Oyj "B"	5,420	222,648

Metso Corp.	4,186	226,298
Neste Oil Oyj	4,336	151,698
Nokia Oyj	131,437	4,181,475
Nokian Renkaat Oyj	3,100	132,287
Orion Oyj "B"	2,200	47,649
Outokumpu Oyj	4,200	191,273
Pohjola Bank PLC	2,300	43,333
Rautaruukki Oyj	2,400	115,982
Sampo Oyj "A"	16,025	434,274
SanomaWSOY Oyj	1,621	44,967
Stora Enso Oyj "R"	19,656	227,068
TietoEnator Oyj	2,240	55,328
UPM-Kymmene Oyj	17,892	317,716
Uponor Oyj	1,800	42,336
Wartsila Oyj "B"	2,744	185,156
YIT Oyj*	3,400	96,574

(Cost $3,695,315)		7,700,066
France 9.7%
Accor SA	6,647	485,352
Aeroports de Paris	1,102	125,680
Air France-KLM	4,622	130,150
Air Liquide SA	8,099	1,236,330
Alcatel-Lucent	79,583	455,762
Alstom	3,336	724,672
Atos Origin SA*	2,155	119,939
Axa	52,316	1,893,312
BNP Paribas	27,268	2,755,564
Bouygues SA	7,754	492,511
Cap Gemini SA	5,045	287,826
Carrefour SA	19,876	1,533,252
Casino Guichard-Perrachon SA	1,216	145,917
Christian Dior SA	645	71,504
CNP Assurances	1,552	191,297
Compagnie de Saint-Gobain	9,477	774,418
Compagnie Generale de Geophysique-Veritas*	870	215,500
Compagnie Generale des Etablissements Michelin "B"	4,908	512,228
Credit Agricole SA	22,348	692,917
Dassault Systemes SA	1,772	102,989
Electricite de France	3,189	277,425
Essilor International SA	6,836	447,099
Eurazeo	239	30,559
France Telecom SA	60,392	2,030,526
Gaz de France	6,289	380,073
Gecina SA	556	83,045
Groupe Danone	14,327	1,282,405
Hermes International	2,448	305,657
Imerys SA	1,022	93,713
JC Decaux SA	2,519	74,126
Klepierre	2,781	170,626
L'Oreal SA	8,396	1,067,798
Lafarge SA	5,019	873,939
Lagardere SCA	4,416	330,594
LVMH Moet Hennessy Louis Vuitton SA	8,040	896,303
M6 Metropole Television	416	9,271

Natixis	1,164	18,768
Neopost SA	943	105,968
Neuf Cegetel	243	13,532
PagesJaunes SA	3,445	61,340
Pernod Ricard SA	6,037	621,677
PPR	2,692	399,718
PSA Peugeot Citroen	5,297	411,397
Publicis Groupe	5,334	204,004
Renault SA	6,164	682,008
Safran SA	6,778	138,760
Sanofi-Aventis	34,197	2,565,963
Schneider Electric SA	7,510	971,554
SCOR	5,089	121,642
Societe BIC SA	1,073	66,205
Societe des Autoroutes Paris-Rhin-Rhone	559	67,627
Societe Generale	12,413	1,213,322
Societe Generale*	3,103	298,585
Societe Television Francaise 1	4,061	89,293
Sodexho Alliance SA	2,959	182,145
Suez SA	34,868	2,290,836
Suez SA (VVPR Strip)*	3,124	49
Technip SA	3,470	268,546
Thales SA	3,436	222,693
Thomson	7,043	49,000
Total SA	71,611	5,324,919
Unibail-Rodamco (REIT)	2,242	577,772
Valeo SA	2,050	81,283
Vallourec SA	1,704	414,345
Veolia Environnement	11,791	821,904
Vinci SA	13,546	980,945
Vivendi	38,668	1,512,658
Zodiac SA	1,383	67,940

(Cost $25,815,609)		42,146,677
Germany 8.4%
Adidas AG	6,861	456,451
Allianz SE (Registered)	15,024	2,978,975
Altana AG	2,377	50,160
Arcandor AG*	2,059	41,162
BASF SE	16,435	2,211,816
Bayer AG	24,349	1,950,299
Bayerische Motoren Werke (BMW) AG	5,245	289,600
Beiersdorf AG	3,087	259,648
Bilfinger Berger AG	1,345	115,722
Celesio AG	2,931	145,014
Commerzbank AG	20,483	641,025
Continental AG	5,294	539,477
Daimler AG	31,370	2,679,891
Deutsche Bank AG (Registered) (b)	16,788	1,899,370
Deutsche Boerse AG	6,653	1,072,852
Deutsche Lufthansa AG (Registered)	8,159	220,799
Deutsche Post AG (Registered)	26,235	801,817
Deutsche Postbank AG	2,606	249,000
Deutsche Telekom AG (Registered)	94,574	1,572,397
Douglas Holdings AG	849	46,153

E.ON AG	20,569	3,806,062
Fresenius Medical Care AG & Co. KGaA	6,216	312,589
GEA Group AG*	5,269	177,077
Heidelberger Druckmaschinen AG	1,322	35,461
Henkel KGaA	3,143	133,308
Hochtief AG	1,509	138,097
Hypo Real Estate Holding AG	6,584	171,328
Infineon Technologies AG*	27,075	190,390
IVG Immobilien AG	2,728	76,290
K+S AG	1,181	386,971
Linde AG	4,108	580,687
MAN AG	3,700	491,008
Merck KGaA	2,185	269,386
Metro AG	5,615	453,341
MLP AG	1,150	16,365
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	6,899	1,348,618
Premiere AG*	1,758	37,913
Puma AG	124	47,706
Q-Cells AG*	1,442	143,313
Rheinmetall AG	1,001	70,566
RWE AG	14,881	1,828,189
Salzgitter AG	1,505	261,462
SAP AG	29,099	1,445,727
Siemens AG (Registered)	28,975	3,144,456
Solarworld AG	2,432	115,992
Suedzucker AG	1,245	27,605
ThyssenKrupp AG	12,191	696,831
TUI AG*	6,799	174,304
Volkswagen AG	5,188	1,503,760
Wincor Nixdorf AG	842	67,380

(Cost $20,025,349)		36,373,810
Gibraltar 0.0%
PartyGaming PLC* (Cost $54,079)	22,387	9,218
Greece 0.7%
Alpha Bank AE	13,700	456,148
Coca-Cola Hellenic Bottling Co. SA	5,845	273,011
EFG Eurobank Ergasias	10,260	312,774
Hellenic Exchanges Holding SA	1,080	25,747
Hellenic Petroleum SA	3,920	51,696
Hellenic Technodomiki SA	2,760	33,851
Hellenic Telecommunications Organization SA	9,950	282,873
Motor Oil (Hellas) Corinth Refineries SA	510	10,792
National Bank of Greece SA	13,607	722,427
OPAP SA	7,549	270,056
Piraeus Bank SA	11,495	354,878
Public Power Corp. SA	3,486	152,893
Titan Cement Co. SA	2,040	86,886
Viohalco, Hellenic Copper and Aluminum Industry SA	3,290	34,198

(Cost $1,575,356)		3,068,230
Hong Kong 2.0%
ASM Pacific Technology Ltd.	5,000	36,300
Bank of East Asia Ltd.	48,483	243,863
Belle International Holdings Ltd.	70,000	73,047

BOC Hong Kong (Holdings) Ltd.	132,000	318,113
Cathay Pacific Airways Ltd.	55,000	107,763
CC Land Holdings Ltd.	19,000	18,441
Cheung Kong (Holdings) Ltd.	50,000	719,349
Cheung Kong Infrastrucure Holdings Ltd.	10,000	40,216
Chinese Estates Holdings Ltd.	8,000	12,481
CLP Holdings Ltd.	44,600	368,272
Esprit Holdings Ltd.	34,815	417,442
Foxconn International Holdings Ltd.*	78,000	106,211
Genting International PLC*	26,000	11,380
Giordano International Ltd.	26,000	10,568
Hang Lung Group Ltd.	11,000	52,396
Hang Lung Properties Ltd.	75,000	268,044
Hang Seng Bank Ltd.	26,100	474,910
Henderson Land Development Co., Ltd.	34,672	250,108
Hong Kong & China Gas Co., Ltd.	125,675	379,669
Hong Kong Aircraft Engineering Co., Ltd.	1,600	26,377
Hong Kong Exchanges & Clearing Ltd.	35,000	606,620
Hong Kong Electric Holding Ltd.	47,000	299,469
Hopewell Holdings Ltd.	25,000	95,490
Hutchison Telecommunications International Ltd.	42,000	60,097
Hutchison Whampoa Ltd.	70,100	667,142
Hysan Development Co., Ltd.	13,744	38,286
Kerry Properties Ltd.	24,432	148,989
Kingboard Chemical Holdings Ltd.	20,900	74,514
Lee & Man Paper Manufacturing Ltd.	14,000	22,395
Li & Fung Ltd.	79,120	294,499
Lifestyle International Holdings Ltd.	15,000	31,578
Link (REIT)	69,500	154,251
Melco International Development Ltd.	17,000	23,547
MTR Corp., Ltd.	51,403	176,212
New World Development Co., Ltd.	87,036	210,575
Noble Group Ltd.	17,000	27,432
NWS Holdings Ltd.	7,000	23,812
Orient Overseas International Ltd.	5,900	34,603
Pacific Basin Shipping Ltd.	31,000	51,842
PCCW Ltd.	139,443	87,317
Shangri-La Asia Ltd.	44,499	120,732
Shun Tak Holdings Ltd.	18,000	23,937
Sino Land Co., Ltd.	40,971	89,403
Sun Hung Kai Properties Ltd.	45,297	708,126
Swire Pacific Ltd. "A"	28,500	323,352
Television Broadcasts Ltd.	9,000	49,380
Wharf Holdings Ltd.	48,864	232,606
Wheelock & Co., Ltd.	8,000	22,289
Wing Hang Bank Ltd.	5,000	76,134
Yue Yuen Industrial (Holdings) Ltd.	21,000	65,786

(Cost $5,572,277)		8,775,365
Ireland 0.8%
Allied Irish Banks PLC	28,888	619,100
Anglo Irish Bank Corp. PLC	11,270	151,205
Bank of Ireland (a)	26,400	390,861
Bank of Ireland (a)	9,333	138,947
CRH PLC	18,925	719,381

DCC PLC	2,252	53,147
Elan Corp. PLC*	17,064	353,967
Experian Group Ltd.	34,580	251,824
Greencore Group PLC	4,345	25,687
IAWS Group PLC	2,311	54,007
Irish Life & Permanent PLC	9,055	177,193
Kerry Group PLC "A"	4,107	128,722
Kingspan Group PLC	4,034	53,869
Paddy Power PLC	1,301	48,101
Ryanair Holdings PLC*	10,294	45,499
Smurfit Kappa Group PLC*	2,677	32,253

(Cost $2,563,209)		3,243,763
Italy 3.7%
A2A SpA	15,997	58,872
Alleanza Assicurazioni SpA	15,390	200,909
Assicurazioni Generali SpA	34,995	1,576,232
Atlantia SpA	9,148	276,904
Autogrill SpA	3,093	46,280
Banca Monte dei Paschi di Siena SpA	33,891	149,920
Banca Popolare di Milano Scarl	14,402	157,983
Banco Popolare Scarl*	21,966	363,411
Bulgari SpA	3,349	38,828
Enel SpA	145,096	1,542,054
Eni SpA	86,885	2,961,684
Fiat SpA	24,376	563,035
Finmeccanica SpA	10,294	350,695
Fondiaria-Sai SpA	2,571	106,396
IFIL Investments SpA	4,312	34,915
Intesa Sanpaolo	258,120	1,824,062
Intesa Sanpaolo (RNC)	34,089	225,060
Italcementi SpA	2,813	56,916
Lottomatica SpA	2,109	65,749
Luxottica Group SpA	4,890	123,146
Mediaset SpA	26,726	247,833
Mediobanca SpA	16,661	341,337
Mediolanum SpA	6,085	37,373
Mondadori (Arnoldo) Editore SpA	3,666	31,008
Parmalat SpA	57,791	221,965
Pirelli & C. SpA*	84,527	74,126
Prysmian SpA*	3,800	81,013
Saipem SpA	4,026	162,792
Seat Pagine Gialle SpA	129,754	22,512
Snam Rete Gas SpA	31,423	199,659
Telecom Italia SpA	352,168	736,815
Telecom Italia SpA (RNC)	203,828	338,383
Terna SpA	33,898	144,543
UniCredito Italiano SpA	311,046	2,079,330
Unione di Banche Italiane SCPA	20,565	528,042

(Cost $10,809,149)		15,969,782
Japan 19.6%
Access Co., Ltd.*	3	10,830
ACOM Co., Ltd.	2,300	61,154
Aderans Holdings Co., Ltd.	1,900	35,260
Advantest Corp.	5,300	140,206

AEON Co., Ltd.	21,100	255,139
AEON Credit Services Co., Ltd.	2,730	36,682
AEON Mall Co., Ltd.	1,100	30,899
Aiful Corp.	1,950	31,388
Aioi Insurance Co., Ltd.	6,000	33,772
Aisin Seiki Co., Ltd.	6,700	251,188
Ajinomoto Co., Inc.	22,000	225,160
Alfresa Holdings Corp.	1,000	78,730
All Nippon Airways Co., Ltd.	25,000	110,624
Alps Electric Co., Ltd.	6,000	59,310
Amada Co., Ltd.	15,000	115,656
Aoyama Trading Co., Ltd.	2,200	47,906
Asahi Breweries Ltd.	14,300	295,846
Asahi Glass Co., Ltd.	34,000	377,063
Asahi Kasei Corp.	41,000	216,639
Asatsu-DK, Inc.	1,100	39,244
ASICS Corp.	3,000	34,956
Astellas Pharma, Inc.	17,100	663,626
Autobacs Seven Co., Ltd.	1,100	30,234
Benesse Corp.	2,200	104,545
Bridgestone Corp.	21,600	369,070
Brother Industries Ltd.	2,000	20,814
Canon Marketing Japan, Inc.	2,000	37,846
Canon, Inc.	36,300	1,682,156
Casio Computer Co., Ltd.	9,200	136,519
Central Glass Co., Ltd.	9,000	35,623
Central Japan Railway Co.	55	572,714
Chiyoda Corp.	5,000	46,149
Chubu Electric Power Co., Inc.	23,300	585,071
Chugai Pharmaceutical Co., Ltd.	8,000	90,573
Chugoku Electric Power Co., Inc.	3,400	75,993
Chuo Mitsui Trust Holdings, Inc.	28,100	170,452
Citizen Holdings Co., Ltd.	9,300	79,413
COMSYS Holdings Corp.	3,000	26,270
Cosmo Oil Co., Ltd.	11,000	35,028
Credit Saison Co., Ltd.	6,300	176,178
CSK Holdings Corp.	2,100	49,116
Dai Nippon Printing Co., Ltd.	20,000	318,892
Daicel Chemical Industries Ltd.	6,000	31,168
Daido Steel Co., Ltd.	8,000	41,965
Daiichi Sankyo Co., Ltd.	23,700	701,287
Daikin Industries Ltd.	8,600	377,158
Dainippon Ink & Chemical, Inc.	21,000	65,550
Daito Trust Construction Co., Ltd.	2,700	139,645
Daiwa House Industry Co., Ltd.	18,000	180,319
Daiwa Securities Group, Inc.	48,000	417,861
Denki Kagaku Kogyo Kabushiki Kaisha	17,000	54,213
Denso Corp.	16,600	538,081
DENTSU, Inc.	69	159,020
Dowa Holdings Co., Ltd.	9,000	54,373
eAccess Ltd.	30	18,540
East Japan Railway Co.	117	974,022
Ebara Corp.	8,000	24,738
EDION Corp.	1,000	9,289
Eisai Co., Ltd.	8,500	290,435

Electric Power Development Co., Ltd.	4,700	169,460
Elpida Memory, Inc.*	2,400	80,328
FamilyMart Co., Ltd.	2,300	82,995
FANUC Ltd.	6,700	648,457
Fast Retailing Co., Ltd.	1,700	152,228
Fuji Electric Holdings Co., Ltd.	13,000	52,962
Fuji Television Network, Inc.	21	31,232
Fujifilm Holdings Corp.	16,000	568,433
Fujikura Ltd.	10,000	45,896
Fujitsu Ltd.	61,000	400,560
Fukuoka Financial Group, Inc.	21,000	110,858
Glory Ltd.	1,100	23,775
H20 Retailing Corp.	2,000	13,503
Hakuhodo Dy Holdings, Inc.	500	30,012
Hankyu Hanshin Holdings, Inc.	47,200	205,202
Haseko Corp.*	28,000	42,231
Hikari Tsushin, Inc.	500	14,939
Hino Motors Ltd.	6,000	40,189
Hirose Electric Co., Ltd.	900	101,398
Hitachi Chemical Co., Ltd.	3,400	64,045
Hitachi Construction Machinery Co., Ltd.	2,700	69,320
Hitachi High-Technologies Corp.	1,000	16,607
Hitachi Ltd.	117,000	695,931
Hokkaido Electric Power Co., Inc.	4,800	112,178
Hokugin Financial Group, Inc.	31,000	93,512
Hokuriku Electric Power Co.	1,800	42,569
Honda Motor Co., Ltd.	53,100	1,521,874
House Food Corp.	3,000	44,705
Hoya Corp.	14,100	334,218
IBIDEN Co., Ltd.	3,900	154,196
Idemitsu Kosan Co., Ltd.	900	70,441
INPEX Holdings, Inc.	28	314,325
Isetan Co., Ltd.	7,700	89,452
Ishikawajima-Harima Heavy Industries Co., Ltd.	50,000	97,018
Isuzu Motors Ltd.	18,000	90,244
ITO EN Ltd.	1,600	28,555
Itochu Corp.	53,000	525,833
Itochu Techno-Solutions Corp.	800	24,231
J. Front Retailing Co., Ltd.*	12,000	76,867
JAFCO Co., Ltd.	600	20,087
Japan Airlines Corp.*	19,000	49,644
Japan Petroleum Exploration Co., Ltd.	500	33,184
Japan Prime Realty Investment Corp. (REIT)	10	33,094
Japan Real Estate Investment Corp. (REIT)	15	174,929
Japan Retail Fund Investment Corp. (REIT)	12	75,899
Japan Steel Works Ltd.	10,000	173,800
Japan Tobacco, Inc.	156	782,172
JFE Holdings, Inc.	20,225	911,458
JGC Corp.	6,000	93,224
JS Group Corp.	9,348	141,915
JSR Corp.	7,200	163,617
JTEKT Corp.	7,100	116,327
Jupiter Telecommunications Co., Ltd.*	39	36,697
Kajima Corp.	33,000	94,782
Kamigumi Co., Ltd.	6,000	48,008

Kaneka Corp.	8,000	50,175
Kansai Electric Power Co., Inc.	26,700	666,744
Kansai Paint Co., Ltd.	5,000	32,952
Kao Corp.	17,000	482,112
Kawasaki Heavy Industries Ltd.	51,000	115,737
Kawasaki Kisen Kaisha Ltd.	21,000	207,971
KDDI Corp.	81	500,649
Keihin Electric Express Railway Co., Ltd.	12,000	81,681
Keio Corp.	16,000	89,783
Keisei Electric Railway Co., Ltd.	5,000	27,097
Keyence Corp.	1,270	296,092
Kikkoman Corp.	6,000	74,634
Kinden Corp.	6,000	58,120
Kintetsu Corp.	46,900	168,062
Kirin Holdings Co., Ltd.	26,000	494,891
Kobe Steel Ltd.	87,000	252,392
Kokuyo Corp.	3,000	25,806
Komatsu Ltd.	31,100	881,974
Komori Corp.	2,000	42,171
Konami Co., Ltd.	3,200	121,723
Konica Minolta Holdings, Inc.	17,000	234,409
Kubota Corp.	36,000	226,941
Kuraray Co., Ltd.	14,000	169,262
Kurita Water Industries Ltd.	4,400	164,574
Kyocera Corp.	5,600	470,965
Kyowa Hakko Kogyo Co., Ltd.	6,910	66,072
Kyushu Electric Power Co., Inc.	13,200	323,843
Lawson, Inc.	1,900	84,134
Leopalace21 Corp.	5,000	81,214
Mabuchi Motor Co., Ltd.	1,200	58,346
Makita Corp.	4,000	126,005
Marubeni Corp.	54,000	401,318
Marui Co., Ltd.	10,400	111,878
Matsui Securities Co., Ltd.	1,900	10,907
Matsumotokiyoshi Holdings Co., Ltd.*	2,100	45,662
Matsushita Electric Industrial Co., Ltd.	66,614	1,447,405
Matsushita Electric Works Ltd.	11,000	114,906
Mazda Motor Corp.	10,000	35,597
Mediceo Patac Holdings Co., Ltd.	5,100	92,924
Meiji Dairies Corp.	8,000	48,676
Meiji Seika Kaisha Ltd.	12,000	61,477
Meitec Corp.	700	21,240
Millea Holdings, Inc.	25,600	947,224
Minebea Co., Ltd.	8,000	47,262
Mitsubishi Chemical Holdings Corp.	42,000	278,410
Mitsubishi Corp.	45,300	1,395,941
Mitsubishi Electric Corp.	63,000	555,212
Mitsubishi Estate Co., Ltd.	41,000	998,477
Mitsubishi Gas Chemical Co., Inc.	16,000	114,056
Mitsubishi Heavy Industries Ltd.	105,000	456,944
Mitsubishi Logistics Corp.	5,000	64,997
Mitsubishi Materials Corp.	43,000	189,744
Mitsubishi Motors Corp.*	53,000	87,375
Mitsubishi Rayon Co., Ltd.	17,000	54,532
Mitsubishi Tanabe Pharma Corp.	8,000	93,290

Mitsubishi UFJ Financial Group, Inc.	294,000	2,558,978
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,000	34,938
Mitsui & Co., Ltd.	57,000	1,180,074
Mitsui Chemicals, Inc.	24,000	159,546
Mitsui Engineering & Shipbuilding Co., Ltd.	20,000	54,828
Mitsui Fudosan Co., Ltd.	30,000	610,498
Mitsui Mining & Smelting Co., Ltd.	19,000	60,238
Mitsui O.S.K. Lines Ltd.	36,000	444,174
Mitsui Sumitomo Insurance Co., Ltd.	39,260	396,617
Mitsukoshi Ltd.	13,000	50,732
Mitsumi Electric Co., Ltd.	2,000	64,721
Mizuho Financial Group, Inc.	312	1,149,885
Murata Manufacturing Co., Ltd.	7,000	352,798
Namco Bandai Holdings, Inc.	9,050	124,104
NEC Corp.	74,000	283,478
NEC Electronics Corp.*	1,800	34,960
NGK Insulators Ltd.	9,000	162,568
NGK Spark Plug Co., Ltd.	6,000	78,225
NHK Spring Co., Ltd.	3,000	21,328
Nichirei Corp.	9,000	43,664
Nidec Corp.	3,600	224,911
Nikon Corp.	11,000	294,273
Nintendo Co., Ltd.	3,400	1,761,324
Nippon Building Fund, Inc. (REIT)	18	229,839
Nippon Electric Glass Co., Ltd.	10,000	156,757
Nippon Express Co., Ltd.	25,000	144,020
Nippon Meat Packers, Inc.	5,000	74,422
Nippon Mining Holdings, Inc.	32,500	173,091
Nippon Oil Corp.	42,000	265,233
Nippon Paper Group, Inc.	29	69,527
Nippon Sheet Glass Co., Ltd.	16,000	72,230
Nippon Shokubai Co., Ltd.	2,000	13,303
Nippon Steel Corp.	199,000	1,023,700
Nippon Telegraph & Telephone Corp.	171	743,854
Nippon Yusen Kabushiki Kaisha	40,000	377,065
NIPPONKOA Insurance Co., Ltd.	9,000	69,572
Nishi-Nippon City Bank Ltd.	16,000	42,656
Nishimatsu Construction Co., Ltd.	5,000	10,762
Nissan Chemical Industries Ltd.	4,000	42,758
Nissan Motor Co., Ltd.	76,900	638,195
Nisshin Seifun Group, Inc.	5,000	53,975
Nisshin Steel Co., Ltd.	29,000	102,001
Nisshinbo Industries	3,000	28,237
Nissin Food Products Co., Ltd.	3,600	121,514
Nitori Co., Ltd.	700	39,888
Nitto Denko Corp.	5,400	231,665
NOK Corp.	3,300	68,203
Nomura Holdings, Inc.	60,700	913,164
Nomura Real Estate Holdings, Inc.	1,000	16,733
Nomura Real Estate Office Fund, Inc. (REIT)	6	48,712
Nomura Research Institute Ltd.	3,800	100,621
NSK Ltd.	17,000	129,306
NTN Corp.	13,000	89,635
NTT Data Corp.	43	188,644
NTT DoCoMo, Inc.	541	821,514

NTT Urban Development Corp.	25	36,428
Obayashi Corp.	21,000	89,216
Obic Co., Ltd.	200	35,576
Odakyu Electric Railway Co., Ltd.	25,000	186,398
Oji Paper Co., Ltd.	25,000	113,684
Oki Electric Industry Co., Ltd.*	15,000	28,985
OKUMA Corp.	3,000	32,843
Okumura Corp.	1,000	5,135
Olympus Corp.	8,000	243,211
Omron Corp.	6,400	132,810
Ono Pharmaceutical Co., Ltd.	1,000	48,398
Onward Kashiyama Co.	4,000	41,131
Oracle Corp.	1,100	51,039
Oriental Land Co., Ltd.	1,800	105,687
ORIX Corp.	3,100	423,985
Osaka Gas Co., Ltd.	66,000	265,084
OSAKA Titanium technologies Co., Ltd.	400	24,857
OSG Corp.	1,000	11,725
Otsuka Corp.	300	25,664
Pioneer Corp.	5,400	53,803
Promise Co., Ltd.	2,700	78,381
Q.P. Corp.	2,000	20,676
Rakuten, Inc.	236	141,631
Resona Holdings, Inc.	209	354,688
Ricoh Co., Ltd.	22,000	367,765
ROHM Co., Ltd.	3,400	211,114
Ryohin Keikaku Co., Ltd.	400	23,347
Sanken Electric Co., Ltd.	2,000	11,783
Sankyo Co., Ltd.	1,300	77,664
Santen Pharmaceutical Co., Ltd.	2,000	47,035
Sanyo Electric Co., Ltd.*	50,000	105,544
Sapporo Hokuyo Holdings, Inc.	8	55,961
Sapporo Holdings Ltd.	5,000	41,317
SBI E*Trade Securities Co., Ltd.	48	41,923
SBI Holdings, Inc.	371	89,525
Secom Co., Ltd.	7,100	348,888
Sega Sammy Holdings, Inc.	6,000	63,676
Seiko Epson Corp.	3,300	89,045
Seino Holdings Co., Ltd.	4,000	26,076
Sekisui Chemical Co., Ltd.	14,000	85,661
Sekisui House Ltd.	18,000	167,166
Seven & I Holdings Co., Ltd.	28,400	721,919
Sharp Corp.	35,000	596,813
Shikoku Electric Power Co., Inc.	2,100	62,672
Shimachu Co., Ltd.	700	21,057
Shimamura Co., Ltd.	1,000	85,883
Shimano, Inc.	2,500	116,387
Shimizu Corp.	18,000	83,985
Shin-Etsu Chemical Co., Ltd.	14,300	742,069
Shinko Electric Industries Co., Ltd.	1,000	11,341
Shinko Securities Co., Ltd.	12,000	35,073
Shinsei Bank Ltd.	27,000	89,426
Shionogi & Co., Ltd.	9,000	153,924
Shiseido Co., Ltd.	12,000	317,530
Showa Denko KK	34,000	114,904

Showa Shell Sekiyu KK	5,000	50,987
SMC Corp.	2,100	222,199
Softbank Corp.	24,900	459,150
Sojitz Corp.	31,800	107,341
Sompo Japan Insurance, Inc.	28,000	250,792
Sony Corp.	34,200	1,368,063
Sony Financial Holdings, Inc.*	27	110,145
Square Enix Co., Ltd.	800	28,180
Stanley Electric Co., Ltd.	6,200	152,781
Sumco Corp.	4,600	100,748
Sumitomo Chemical Co., Ltd.	51,000	327,569
Sumitomo Corp.	37,500	503,761
Sumitomo Electric Industries Ltd.	26,900	341,304
Sumitomo Heavy Industries Ltd.	20,000	131,817
Sumitomo Metal Industries Ltd.	139,000	534,822
Sumitomo Metal Mining Co., Ltd.	19,000	356,144
Sumitomo Mitsui Financial Group, Inc.	224	1,479,004
Sumitomo Osaka Cement Co., Ltd.	12,000	28,273
Sumitomo Realty & Development Co., Ltd.	14,000	252,620
Sumitomo Rubber Industries Ltd.	6,600	51,396
Sumitomo Trust & Banking Co., Ltd.	46,000	317,533
Suzuken Co., Ltd.	1,900	78,524
Suzuki Motor Corp.	7,000	177,220
T&D Holdings, Inc.	6,800	357,322
Taiheiyo Cement Corp.	29,000	71,038
Taisei Corp.	29,000	74,757
Taisho Pharmaceutical Co., Ltd.	5,000	99,275
Taiyo Nippon Sanso Corp.	7,000	56,220
Taiyo Yuden Co., Ltd.	4,000	39,556
Takara Holdings, Inc.	4,000	27,759
Takashimaya Co., Ltd.	12,000	136,090
Takeda Pharmaceutical Co., Ltd.	28,800	1,456,340
Takefuji Corp.	3,900	83,740
TDK Corp.	4,500	267,437
Teijin Ltd.	30,000	127,964
Terumo Corp.	5,700	298,202
The 77 Bank Ltd.	8,000	45,216
The Bank of Kyoto Ltd.	10,000	123,020
The Bank of Yokohama Ltd.	43,000	297,186
The Chiba Bank Ltd.	26,000	177,187
The Furukawa Electric Co., Ltd.	24,000	78,902
The Goodwill Group, Inc.*	67	8,715
The Gunma Bank Ltd.	10,000	72,194
The Hachijuni Bank Ltd.	13,258	85,170
The Hiroshima Bank Ltd.	12,000	58,618
The Joyo Bank Ltd.	28,000	142,131
The Shizuoka Bank Ltd.	21,000	250,832
The Suruga Bank Ltd.	6,000	76,528
THK Co., Ltd.	3,300	57,094
Tobu Railway Co., Ltd.	24,000	128,934
Toda Corp.	6,000	24,699
Toho Co., Ltd.	4,300	101,075
Toho Titanium Co., Ltd.	1,000	25,812
Tohoku Electric Power Co., Inc.	14,800	362,272
Tokai Rika Co., Ltd.	800	20,982

Tokuyama Corp.	8,000	58,269
Tokyo Broadcasting System, Inc.	1,800	43,078
Tokyo Electric Power Co., Inc.	40,600	1,092,141
Tokyo Electron Ltd.	6,100	377,419
Tokyo Gas Co., Ltd.	81,000	328,214
Tokyo Seimitsu Co., Ltd.	600	11,040
Tokyo Steel Manufacturing Co., Ltd.	4,400	60,714
Tokyo Tatemono Co., Ltd.	12,000	79,199
Tokyu Corp.	39,000	198,982
Tokyu Land Corp.	16,000	102,613
TonenGeneral Sekiyu KK	9,000	77,118
Toppan Printing Co., Ltd.	19,000	220,879
Toray Industries, Inc.	48,000	316,488
Toshiba Corp.	107,000	717,712
Tosoh Corp.	15,000	51,883
TOTO Ltd.	10,000	95,672
Toyo Seikan Kaisha Ltd.	5,000	96,074
Toyo Suisan Kaisha Ltd.	2,000	30,142
Toyoda Gosei Co., Ltd.	1,300	49,679
Toyota Boshoku Corp.	1,400	42,086
Toyota Industries Corp.	6,700	241,842
Toyota Motor Corp.	91,200	4,596,196
Toyota Tsusho Corp.	7,200	153,468
Trend Micro, Inc.	4,000	159,135
Ube Industries Ltd.	29,000	94,344
Uni-Charm Co.	1,400	102,958
UNY Co., Ltd.	5,000	47,946
Urban Corp.	4,000	17,109
Ushio, Inc.	4,000	76,187
USS Co., Ltd.	800	55,713
Wacoal Holdings Corp.	4,000	59,486
West Japan Railway Co.	58	255,168
Yahoo! Japan Corp.	560	294,648
Yakult Honsha Co., Ltd.	3,000	93,484
Yamada Denki Co., Ltd.	2,940	254,703
Yamaha Corp.	5,000	96,784
Yamaha Motor Co., Ltd.	7,400	136,821
Yamato Holdings Co., Ltd.	13,000	191,921
Yamato Kogyo Co., Ltd.	800	32,918
Yamazaki Baking Co., Ltd.	5,000	47,453
Yaskawa Electric Corp.	5,000	47,634
Yokogawa Electric Corp.	6,000	61,041
ZEON Corp.	4,000	18,184

(Cost $69,086,247)		85,105,550
Kazakhstan 0.0%
Eurasian Natural Resources Corp.* (Cost $195,422)	9,783	191,225
Luxembourg 0.6%
ArcelorMittal	30,980	2,537,269
Millicom International Cellular SA (SDR)*	700	66,928
SES (FDR)	4,104	86,613
Stolt-Nielsen SA	1,200	25,025

(Cost $1,245,595)		2,715,835

Netherlands 4.5%
Aegon NV	48,847	719,614
Akzo Nobel NV	9,140	733,945
ASML Holding NV*	13,443	330,581
Corio NV (REIT)	1,310	114,765
Corporate Express	3,658	42,575
European Aeronautic Defence & Space Co.	10,947	259,862
Fugro NV (CVA)	1,906	147,993
Heineken Holding NV	1,631	82,052
Heineken NV	8,329	484,012
ING Groep NV (CVA)	62,589	2,340,000
James Hardie Industries NV	11,685	66,988
Koninklijke (Royal) KPN NV	61,963	1,049,103
Koninklijke (Royal) Philips Electronics NV	37,496	1,435,575
Koninklijke Ahold NV*	42,921	636,855
Koninklijke DSM NV	4,630	223,499
Oce NV	1,840	31,312
QIAGEN NV*	4,076	84,350
Randstad Holdings NV	1,773	83,352
Reed Elsevier NV	20,267	386,666
Royal Dutch Shell PLC "A"	120,881	4,170,457
Royal Dutch Shell PLC "B"	92,980	3,129,720
SBM Offshore NV	4,602	148,409
TNT NV	13,177	489,816
TomTom NV*	1,786	73,856
Unilever NV (CVA)	56,641	1,903,282
Vedior NV (CVA)	5,978	174,110
Wereldhave NV (REIT)	445	54,891
Wolters Kluwer NV	9,623	254,972

(Cost $13,416,817)		19,652,612
New Zealand 0.1%
Auckland International Airport Ltd.	33,452	60,063
Contact Energy Ltd.	10,746	67,478
Fisher & Paykel Appliances Holdings Ltd.	4,480	8,290
Fisher & Paykel Corp., Ltd.	8,612	19,892
Fletcher Building Ltd.	17,031	112,634
Kiwi Income Property Trust	13,679	13,032
Sky City Entertainment Group Ltd.	17,085	49,574
Sky Network Television Ltd.	4,696	17,733
Telecom Corp. of New Zealand Ltd.	60,736	178,735
Vector Ltd.	3,419	4,631

(Cost $344,813)		532,062
Norway 1.0%
Aker Kvaerner ASA	5,600	128,136
Det Norske Oljeselskap International ASA*	17,000	30,510
DNB NOR ASA	26,650	406,176
Norsk Hydro ASA	23,800	348,342
Ocean Rig ASA*	3,100	23,795
Orkla ASA	28,220	359,159
Petroleum Geo-Services ASA	5,950	147,973
Prosafe SE	6,750	106,413
Renewable Energy Corp. AS*	5,200	146,124
Schibsted ASA	800	23,999
StatoilHydro ASA	44,217	1,329,569

Storebrand ASA	13,812	109,174
Tandberg ASA	1,850	27,802
Telenor ASA*	27,550	529,474
TGS Nopec Geophysical Co. ASA*	1,800	26,217
Tomra Systems ASA	5,300	40,097
Yara International ASA	6,250	363,250

(Cost $1,765,563)		4,146,210
Portugal 0.3%
Banco BPI SA (Registered)	6,869	36,321
Banco Comercial Portugues SA (Registered)	61,729	200,725
Banco Espirito Santo SA (Registered)	7,610	132,349
Brisa	9,843	140,619
CIMPOR-Cimentos de Portugal, SGPS, SA	7,563	68,570
EDP - Energias de Portugal SA	64,521	391,100
Jeronimo Martins, SGPS, SA	4,852	39,005
Portugal Telecom SGPS, SA (Registered)	27,039	314,329
Sonae Industria-SGPS, SA*	1,634	11,360
Sonae SGPS, SA	24,104	44,278
Zon Multimedia Servicos de Telecomunicacoes e Multimedia, SGPS SA	6,705	79,487

(Cost $895,289)		1,458,143
Singapore 1.2%
Ascendas Real Estate Investment Trust (REIT)	36,750	64,090
CapitaCommercial Trust (REIT)	41,000	66,670
Capitaland Ltd.	64,750	302,030
CapitaMall Trust (REIT)	41,300	104,662
Chartered Semiconductors Manufacturing Ltd.*	400	211
City Developments Ltd.	16,000	128,497
ComfortDelGro Corp., Ltd.	80,000	106,428
Cosco Corp., (Singapore) Ltd.	20,000	54,203
DBS Group Holdings Ltd.	41,513	546,023
Fraser & Neave Ltd.	33,300	118,114
Haw Par Corp., Ltd.	4,245	21,342
Jardine Cycle & Carriage Ltd.	5,890	84,267
Keppel Corp., Ltd.	40,500	293,450
Keppel Land Ltd.	13,000	52,861
Neptune Orient Lines Ltd.	20,000	47,633
Olam International Ltd.	7,000	11,046
Oversea-Chinese Banking Corp., Ltd.	82,008	485,155
Parkway Holdings Ltd.	18,450	43,208
SembCorp Industries Ltd.	29,449	87,304
SembCorp Marine Ltd.	26,600	74,417
Singapore Airlines Ltd.	18,670	212,390
Singapore Exchange Ltd.	30,000	165,273
Singapore Post Ltd.	28,000	23,472
Singapore Press Holdings Ltd.	58,758	197,119
Singapore Technologies Engineering Ltd.	48,000	118,070
Singapore Telecommunications Ltd.	282,301	809,062
United Overseas Bank Ltd.	43,448	607,787
UOL Group Ltd.	16,544	46,790
Venture Corp., Ltd.	8,000	61,739
Wilmar International Ltd.*	6,000	18,364
Wing Tai Holdings Ltd.	17,966	28,802

(Cost $2,696,324)		4,980,479

Spain 4.2%
Abertis Infraestructuras SA	8,878	289,293
Acciona SA	998	267,238
Acerinox SA	5,841	161,929
ACS, Actividades de Construccion y Servicios SA	7,273	414,083
Antena 3 de Television SA	2,383	32,727
Banco Bilbao Vizcaya Argentaria SA	125,118	2,755,542
Banco de Sabadell SA	14,753	161,856
Banco Popular Espanol SA	28,352	514,748
Banco Santander SA	207,088	4,125,982
Bankinter SA	3,588	56,918
Cintra Concesiones de Infraestructuras de Transporte SA	6,495	96,063
Criteria Caixacorp SA	19,730	135,497
Enagas	4,912	146,799
Fomento de Construcciones y Contratas SA	1,296	85,305
Gamesa Corporacion Tecnologica SA	5,372	245,102
Gas Natural SDG SA	3,983	246,370
Gestevision Telecinco SA	3,997	81,339
Grupo Ferrovial SA	1,974	143,395
Iberdrola Renovables*	26,124	181,841
Iberdrola SA	117,121	1,815,763
Iberia Lineas Aereas de Espana SA	11,243	48,990
Indra Sistemas SA	3,458	99,578
Industria de Diseno Textil SA	7,667	425,949
Mapfre SA	17,228	86,481
Promotora de Informaciones SA (Prisa)	2,251	33,898
Red Electrica de Espana	3,303	202,222
Repsol YPF SA	26,840	926,287
Sacyr Vallehermoso SA	3,290	114,247
Sogecable SA*	1,251	54,847
Telefonica SA	143,041	4,110,030
Union Fenosa SA	3,621	243,358
Zardoya Otis SA	3,496	97,126
Zeltia SA*	3,554	25,978

(Cost $9,640,459)		18,426,781
Sweden 2.4%
Alfa Laval AB	2,300	140,017
Assa Abloy AB "B"	10,300	187,195
Atlas Copco AB "A"	22,526	385,496
Atlas Copco AB "B"	13,452	211,501
Axfood AB	500	17,811
Billerud AB	1,000	11,377
Boliden AB	10,200	108,615
Castellum AB*	4,800	58,667
Electrolux AB "B"	9,285	152,652
Eniro AB	8,000	58,155
Fabege AB	5,790	61,989
Getinge AB “B”*	356	9,257
Getinge AB "B"	5,700	147,848
Hennes & Mauritz AB "B"	17,250	1,061,256
Hoganas AB "B"	600	14,262
Holmen AB "B"	1,900	65,702
Husqvarna AB "B"	12,385	149,321
Investor AB "B"	6,200	139,771

Lundin Petroleum AB*	4,600	62,608
Modern Times Group MTG AB "B"	1,700	118,588
Nordea Bank AB	74,814	1,214,311
Oriflame Cosmetics SA (SDR)	400	26,585
Sandvik AB	31,125	541,853
Scania AB "B"	14,000	294,023
Securitas AB "B"	10,591	140,098
Securitas Systems AB "B"	11,900	34,690
Skandinaviska Enskilda Banken AB "A"	17,934	470,224
Skanska AB "B"	11,100	222,632
SKF AB "B"	13,700	275,980
SSAB Svenskt Stal AB "A"	6,562	184,841
SSAB Svenskt Stal AB "B"	937	24,102
Svenska Cellulosa AB "B"	18,998	346,053
Svenska Handelsbanken AB "A"	16,183	471,807
Swedbank AB "A"	4,300	120,680
Swedish Match AB	9,065	197,532
Tele2 AB "B"	10,300	194,777
Telefonaktiebolaget LM Ericsson "B"	532,300	1,046,074
TeliaSonera AB	83,732	672,695
Trelleborg AB "B"	2,300	45,954
Volvo AB "A"	16,550	246,972
Volvo AB "B"	39,100	593,375
Wihlborgs Fastigheter AB	1,158	26,497

(Cost $5,307,155)		10,553,843
Switzerland 7.5%
ABB Ltd. (Registered)	76,519	2,060,581
Actelion Ltd. (Registered)*	2,742	149,605
Adecco SA (Registered)	4,509	260,651
Ciba Specialty Chemicals AG (Registered)	2,786	101,591
Compagnie Financiere Richemont SA "A" (Unit)	18,034	1,012,731
Credit Suisse Group (Registered)	36,493	1,857,091
Geberit AG (Registered)	1,370	204,138
Givaudan SA (Registered)	190	187,953
Holcim Ltd. (Registered)	7,213	757,425
Julius Baer Holding AG (Registered)	3,799	280,383
Kudelski SA (Bearer)	1,000	14,678
Kuehne & Nagel International AG (Registered)	1,506	151,079
Kuoni Reisen AG (Registered) "B"	46	25,536
Lindt & Spruengli AG	19	63,147
Logitech International SA (Registered)*	4,867	123,177
Lonza Group AG (Registered)	1,331	176,657
Nestle SA (Registered)	13,551	6,774,311
Nobel Biocare Holding AG	100	22,900
Nobel Biocare Holding AG (Bearer)	809	188,317
Novartis AG (Registered)	80,168	4,110,941
OC Oerlikon Corp. AG (Registered)*	276	97,114
PSP Swiss Property AG*	978	66,025
Rieter Holding AG (Registered)	95	36,345
Roche Holding AG (Genusschein)	24,260	4,567,875
Schindler Holding AG	1,223	91,656
SGS SA (Registered)	171	246,030
Sonova Holding AG (Registered)	1,615	148,125
STMicroelectronics NV	24,790	263,724

Straumann SA (Registered)	150	42,832
Sulzer AG (Registered)	121	159,956
Swatch Group AG (Bearer)	1,155	308,716
Swatch Group AG (Registered)	1,800	92,422
Swiss Life Holding (Registered)*	1,044	290,402
Swiss Re (Registered)	11,818	1,033,272
Swisscom AG (Registered)	780	267,355
Syngenta AG (Registered)	3,677	1,076,954
Synthes, Inc.	1,902	265,995
UBS AG (Registered)	72,021	2,096,241
Xstrata PLC	21,309	1,492,205
Zurich Financial Services AG (Registered)	5,090	1,604,428

(Cost $18,604,230)		32,770,564
United Kingdom 18.6%
3i Group PLC	13,118	216,055
Acergy SA	6,700	143,280
Aggreko PLC	4,341	55,791
Alliance & Leicester PLC	4,864	50,034
AMEC PLC	11,299	162,214
Anglo American PLC	44,619	2,680,662
Antofagasta PLC	5,141	71,505
ARM Holdings PLC	42,554	74,304
Arriva PLC	4,714	64,169
Associated British Foods PLC	4,857	84,333
AstraZeneca PLC	49,375	1,845,919
Aviva PLC	89,425	1,095,728
BAE Systems PLC	115,431	1,111,490
Balfour Beatty PLC	14,188	132,601
Barclays PLC	224,088	2,028,843
Barratt Developments PLC	9,665	79,296
BBA Aviation PLC	13,782	41,157
Berkeley Group Holdings PLC*	3,365	74,386
BG Group PLC	112,006	2,593,814
BHP Billiton PLC	76,233	2,261,226
Biffa PLC	8,394	58,098
Bovis Homes Group PLC	3,176	38,191
BP PLC	636,902	6,448,848
British Airways PLC*	20,939	97,219
British American Tobacco PLC	51,241	1,922,848
British Energy Group PLC	35,143	455,035
British Land Co. PLC (REIT)	18,131	330,072
British Sky Broadcasting Group PLC	38,549	427,201
Brixton PLC	6,007	39,335
BT Group PLC	265,771	1,145,725
Bunzl PLC	10,766	151,578
Burberry Group PLC	14,663	131,078
Cadbury Schweppes PLC	70,192	770,961
Capita Group PLC	20,252	272,671
Carnival PLC	5,528	221,525
Carphone Warehouse PLC	10,867	61,455
Cattles PLC	7,277	33,427
Centrica PLC	120,659	714,119
Charter PLC*	4,272	72,056
Close Brothers Group PLC	2,336	28,563

Cobham PLC	35,339	140,252
Compass Group PLC	63,849	408,284
Cookson Group PLC	5,282	69,595
CSR PLC*	3,281	21,224
Daily Mail & General Trust "A"	8,909	76,415
Davis Service Group PLC	3,601	35,300
De La Rue PLC	2,529	44,490
Diageo PLC	87,970	1,773,542
DSG International PLC	67,855	85,496
Electrocomponents PLC	11,280	40,680
Enterprise Inns PLC	17,192	136,784
FirstGroup PLC	14,978	167,567
FKI PLC	16,691	23,102
Friends Provident PLC	55,115	134,936
G4S PLC	38,987	176,190
Galiform PLC*	10,649	16,754
GKN PLC	21,368	128,999
GlaxoSmithKline PLC	185,156	3,923,674
Great Portland Estates PLC	4,642	48,774
Hammerson PLC	9,534	210,754
Hays PLC	48,724	110,463
HBOS PLC	123,592	1,373,174
Home Retail Group PLC	28,789	149,242
HSBC Holdings PLC	397,700	6,550,085
ICAP PLC	16,962	191,470
IMI PLC	11,801	106,920
Imperial Tobacco Group PLC	23,124	1,063,746
Inchcape PLC	16,109	128,500
InterContinental Hotel Group PLC	10,738	162,265
International Power PLC	52,728	416,436
Intertek Group PLC	2,661	54,493
Invensys PLC*	24,603	109,914
Investec PLC	11,827	79,434
ITV PLC	130,916	164,441
J Sainsbury PLC	51,435	350,078
Johnson Mathey PLC	7,439	295,973
Kazakhmys PLC	2,759	87,426
Kesa Electricals PLC	14,930	60,952
Kingfisher PLC	80,883	211,820
Ladbrokes PLC	18,509	114,317
Land Securities Group PLC	15,282	457,594
Legal & General Group PLC	220,377	552,746
Liberty International PLC	8,316	160,971
Lloyds TSB Group PLC	187,159	1,679,100
LogicaCMG PLC	50,547	106,068
London Stock Exchange Group PLC	5,196	124,548
Lonmin PLC	2,294	139,790
Man Group PLC	55,773	613,632
Marks & Spencer Group PLC	55,824	428,931
Meggitt PLC	19,017	104,060
Meinl European Land Ltd.*	10,913	124,795
Misys PLC	15,595	42,857
Mondi PLC	12,896	106,963
National Express Group PLC	3,467	69,137
National Grid PLC	85,705	1,176,071

Next PLC	7,135	161,259
Old Mutual PLC	171,616	376,276
Pearson PLC	26,492	357,965
Persimmon PLC	9,981	151,504
Premier Farnell PLC	7,443	26,325
Prudential PLC	80,718	1,065,851
Punch Taverns PLC	9,513	101,669
Rank Group PLC	11,931	20,893
Reckitt Benckiser Group PLC	19,895	1,101,881
Reed Elsevier PLC	36,123	460,350
Rentokil Initial PLC	61,382	118,509
Reuters Group PLC	41,451	477,072
Rexam PLC	20,867	176,597
Rio Tinto PLC	33,591	3,487,655
Rolls-Royce Group PLC*	59,705	477,446
Rolls-Royce Group PLC "B"*	5,349,568	10,617
Royal & Sun Alliance Insurance Group PLC	107,423	274,338
Royal Bank of Scotland Group PLC	336,233	2,249,730
SABMiller PLC	31,180	683,040
Schroders PLC	3,819	71,081
Scottish & Newcastle PLC	25,870	405,654
Scottish & Southern Energy PLC	28,400	791,537
Segro PLC (REIT)	13,604	137,127
Serco Group PLC	16,202	145,885
Severn Trent PLC	7,111	200,237
Shire PLC	8,516	164,578
Signet Group PLC	55,336	67,802
Smith & Nephew PLC	29,935	395,919
Smiths Group PLC	13,067	243,742
SSL International PLC	3,036	27,321
Stagecoach Group PLC	12,780	61,371
Standard Chartered PLC	24,209	827,107
Standard Life PLC	69,304	338,623
Tate & Lyle PLC	15,030	161,052
Taylor Wimpey PLC	36,431	135,537
Tesco PLC	263,578	1,990,947
The Sage Group PLC	43,592	162,708
Thomas Cook Group PLC*	15,210	87,461
Tomkins PLC	28,347	100,543
Travis Perkins PLC	3,582	76,194
Trinity Mirror PLC	8,191	47,948
Tui Travel PLC*	14,230	72,775
Tullett Prebon PLC	4,955	46,825
Tullow Oil PLC	22,651	296,884
Unilever PLC	42,986	1,450,295
United Business Media PLC	7,221	77,232
United Utilities PLC	30,898	423,362
Vedanta Resources PLC	1,924	80,013
Vodafone Group PLC	1,785,836	5,347,428
Whitbread PLC	6,446	149,272
William Hill PLC	11,248	83,866
William Morrison Supermarkets PLC	37,488	205,048
Wolseley PLC	22,364	234,908
WPP Group PLC	37,665	449,176

Yell Group PLC	27,929	85,342

(Cost $57,918,573)		81,039,813

Total Common Stocks (Cost $272,194,364)		418,303,841
Warrants 0.0%
Japan
Dowa Holdings Co., Ltd. Expiration Date 1/29/2010* (Cost $0)	9,000	2,002
Preferred Stocks 0.4%
Germany 0.4%
Fresenius SE	1,054	87,736
Henkel KGaA	6,141	283,778
Porsche Automobil Holding SE	2,900	532,200
ProSiebenSat. 1 Media AG	3,181	68,761
RWE AG	1,157	109,712
Volkswagen AG	3,453	573,405

(Cost $748,353)		1,655,592
Italy 0.0%
IFI-Istituto Finanziario Industriale SpA*	1,427	39,440
Unipol Gruppo Finanziario SpA	27,828	79,834

(Cost $133,296)		119,274

Total Preferred Stocks (Cost $881,649)		1,774,866
Rights 0.0%
Australia
Iluka Resources, Expiration Date 4/8/2009* (Cost $0)	1,473	2,827
Cash Equivalents 2.4%
Cash Management QP Trust, 2.84% (c) (Cost $10,477,255)	10,477,255	10,477,255
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $283,553,268) †	99.1	430,560,791
Other Assets and Liabilities, Net	0.9	4,107,661

Net Assets	100.0	434,668,452

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
†

The cost for federal income tax purposes was $291,680,141. At March 31, 2008, net unrealized appreciation for all securities based on tax cost was $138,880,650. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $160,241,792 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $21,361,142.

(a)		Securities with the same description are the same corporate entity but trade on different stock exchanges.
(b)		Affiliated issuer. This security is shown in proportion with its representation in the index.
(c)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
CVA: Certificaten Van Aandelen
FDR: Fiduciary Depositary Receipt
PPS: Price Protected Shares
REIT: Real Estate Investment Trust

RNC: Riparmio Non-Convertible (Non-Convertible Savings Shares)
SDR: Swedish Depositary Receipt
At March 31, 2008, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

DJ Euro Stoxx 50 Index	6/20/2008	131	7,231,040	7,339,903	108,863
FTSE 100 Index	6/20/2008	35	3,956,257	3,965,283	9,026
Hang Seng Stock Index	4/29/2008	4	574,918	581,550	6,632
SPI 200 Index	6/19/2008	11	1,330,478	1,356,136	25,658
TOPIX Index	6/13/2008	26	3,197,154	3,170,445	(26,709)
Total net unrealized appreciation					123,470

As of March 31, 2008, the Fund had the following open forward foreign exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation
USD	2,400,000	EUR	1,542,684	6/18/2008	26,842
USD	800,000	EUR	509,580	6/18/2008	1,635
USD	1,810,000	EUR	1,150,946	6/18/2008	588
GBP	201,210	USD	400,000	6/18/2008	3,141
USD	300,000	HKD	2,330,220	6/18/2008	27
USD	1,700,000	JPY	169,631,100	6/18/2008	9,348
Total unrealized appreciation					41,581

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation
USD	150,000	AUD	162,091	6/18/2008	(3,443)
USD	160,000	AUD	175,947	6/18/2008	(916)
USD	1,800,000	GBP	891,532	6/18/2008	(41,576)
USD	730,000	GBP	365,143	6/18/2008	(9,805)
USD	240,000	JPY	23,689,368	6/18/2008	(1,285)
Total unrealized depreciation					(57,025)

Currency Abbreviations
AUD	Australian Dollar	HKD	Hong Kong Dollar
EUR	Euro	JPY	Japanese Yen
GBP	British Pound	USD	United States Dollar

At March 31, 2008, the DWS EAFE Equity Index Fund had the following sector diversification:

Sector	Market Value ($)	As a % of Common and Preferred Stocks
Financials	110,587,440	26.4%
Industrials	51,542,512	12.3%
Consumer Discretionary	44,874,929	10.7%
Materials	44,621,979	10.6%

Consumer Staples	37,480,810	8.9%
Energy	32,298,450	7.7%
Health Care	27,483,580	6.5%
Utilities	25,194,919	6.0%
Telecommunication Services	24,044,176	5.7%
Information Technology	21,949,912	5.2%
Total Common and Preferred Stocks	420,078,707	100.0%

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities at Value	Net Unrealized Appreciation/Depreciation on Other Financial Instruments*
Level 1 - Quoted Prices	$ 10,477,255	$ 123,470
Level 2 - Other Significant	420,083,536	(15,444)
Observable Inputs
Level 3 - Significant	-	-
Unobservable Inputs
Total	$ 430,560,791	$ 108,026

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future contracts, forward foreign currency exchange contracts , which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective January 1, 2008, which governs the application of generally accepted accounting principles that require fair value measurements of the Fund’s assets and liabilities. Fair value is an estimate of the price the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels as follows:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value. The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities. For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that might reasonably be expected to receive for a security upon its current sale consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to the type of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issue or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold, and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS EAFE Equity Index Fund, a series of DWS Institutional Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS EAFE Equity Index Fund, a series of DWS Institutional Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 14, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        May 14, 2008